Income Taxes - Income Tax (Provision) Benefit (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current:
Federal			$ 4,490	$ (7,362)	$ (7,188)
State			3,445	(1,034)	(7,647)
Non-US			(836)	(2,367)	(1,043)
Deferred:
Federal			20,611	34,810	(7,922)
State			(5,467)	4,002	(470)
Non-US			215	1,132	225
Income tax (provision) benefit	$ (472)	$ 438	$ 22,458	$ 29,181	$ (24,045)